Fair Value Measurements (Details) - Stock Purchase and Savings Program - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total assets at fair value	$ 702,297,483	$ 666,372,373
Common/collective trust funds
Fair Value Measurements
Total assets at fair value	473,782,200	310,519,972
Mutual funds
Fair Value Measurements
Total assets at fair value	84,669,014	141,302,167
Non-interest bearing cash
Fair Value Measurements
Total assets at fair value		86,015,483
Pooled separate account
Fair Value Measurements
Total assets at fair value	54,870,075	66,187,003
Common stock
Fair Value Measurements
Total assets at fair value	70,228,611	51,125,863
Self-directed brokerage account
Fair Value Measurements
Total assets at fair value	18,747,583	11,221,885
Level 1
Fair Value Measurements
Total assets at fair value	702,297,483	666,372,373
Level 1 | Common/collective trust funds
Fair Value Measurements
Total assets at fair value	473,782,200	310,519,972
Level 1 | Mutual funds
Fair Value Measurements
Total assets at fair value	84,669,014	141,302,167
Level 1 | Non-interest bearing cash
Fair Value Measurements
Total assets at fair value		86,015,483
Level 1 | Pooled separate account
Fair Value Measurements
Total assets at fair value	54,870,075	66,187,003
Level 1 | Common stock
Fair Value Measurements
Total assets at fair value	70,228,611	51,125,863
Level 1 | Self-directed brokerage account
Fair Value Measurements
Total assets at fair value	$ 18,747,583	$ 11,221,885